Stockholders' Equity	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Mar. 31, 2015
Stockholders' Equity [Abstract]
Stockholders' equity

9	Stockholders’ equity (deficiency)

Preferred stock

Authorized
5,000,000 preferred shares, $0.001 par value

Issued and outstanding at June 30, 2014 - 1 (December 31, 2013 - 1, December 31, 2012 - none)

In connection with the Exchange Agreement (note 4), on the Closing Date, the Company, Callco, Exchangeco and Computershare Trust Company of Canada (the “Trustee”) entered into a voting and exchange trust agreement (the “Trust Agreement”). Pursuant to the Trust Agreement, Company issued one share of Special Voting Preferred Stock (the “Special Voting Share”) to the Trustee, and the parties created a trust for the Trustee to hold the Special Voting Share for the benefit of the holders of the Exchangeable Shares (other than the Company and any affiliated companies) (the “Beneficiaries”). Pursuant to the Trust Agreement, the Beneficiaries will have voting rights in the Company equivalent to what they would have had they received shares of common stock in the same amount as the Exchangeable Shares held by the Beneficiaries.

In connection with the Exchange Agreement and the Trust Agreement, on January 17, 2013, the Company filed a certificate of designation of Special Voting Preferred Stock (the “Special Voting Certificate of Designation”) with the Secretary of State of Nevada. Pursuant to the Special Voting Certificate of Designation, one share of the Company’s blank check preferred stock was designated as Special Voting Preferred Stock. The Special Voting Preferred Stock votes as a single class with the common stock and is entitled to a number of votes equal to the number of Exchangeable Shares of Exchangeco outstanding as of the applicable record date (i) that are not owned by the Company or any affiliated companies and (ii) as to which the holder has received voting instructions from the holders of such Exchangeable Shares in accordance with the Trust Agreement.

The Special Voting Preferred Stock is not entitled to receive any dividends or to receive any assets of the Company upon any liquidation, and is not convertible into common stock of the Company.

The voting rights of the Special Voting Preferred Stock will terminate pursuant to and in accordance with the Trust Agreement. The Special Voting Preferred Stock will be automatically cancelled at such time as the share of Special Voting Preferred Stock has no votes attached to it.

Common stock

Authorized
200,000,000 common shares, $0.001 par value

Issued and outstanding at June 30, 2014 - 35,992,343 (December 31, 2013 - 31,534,819 (December 31, 2012 - 13,050,000). The issued and outstanding common shares at June 30, 2014 include 7,044,583 shares of common stock on an as-exchanged basis with respect to the Exchangeable Shares (note 4).

a)	Shares issued to founders

On May 27, 2010, the Company issued 7,000,000 common shares to its founders at $0.001 per share for total proceeds of $6,667. Of the 7,000,000 shares issued, 6,000,000 were issued to founders who are also officers or directors of the Company. In addition, of the 7,000,000 shares issued, 6,700,000 are subject to vesting provisions and a repurchase option to the Company. At any time prior to the expiration of 36 months from May 27, 2010 the Company at its sole discretion may repurchase some or all of the unvested 6,700,000 shares at $0.001 per share.

With respect to the 6,700,000 shares subject to vesting, 25% of the common shares vested immediately on May 27, 2010 and the remaining shares shall vest in twelve equal tranches on each quarterly anniversary of May 27, 2010 with the number of shares to vest on each such date to equal 1/16 of the number of shares issued on May 27, 2010. If any of the subscribers is or becomes a director, officer, employee or consultant of the Company or an affiliate of the Company, all unvested shares shall vest immediately if the subscriber is subsequently removed as a director or officer of the Company or its affiliate, or is subsequently terminated as an employee or consultant of the Company or its affiliate, in each case without cause.

b)	Shares issued to the DelMar Employees Share Purchase Trust

The Company has established the DelMar Employees Share Purchase Trust (the “Trust”). The purposes of the Trust are to (i) enhance the ability of the Company and its affiliates to attract, motivate, retain and reward directors, officers, employees and consultants, (b) facilitate employee ownership of shares of the Company and (c) promote closer alignment of interests between key employees of the Company and its shareholders. The Trust is overseen by a Trustee appointed by the Company and funds from the Company (“Settled Funds”) were used to subscribe for common shares (“Trust Shares”) in the capital of the Company. On May 27, 2010, the Company issued 2,000,000 common shares to the Trust. The Company used Settled Funds to pay for the trust Shares.

Number of shares held in Trust

Balance - April 6, 2010	-
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000
Shares transferred to employees and consultants for services	(325,000)
Founders shares acquired by the Trust	68,750

Balance - December 31, 2010	1,743,750
Shares transferred to employees and consultants for services	(200,000)
Founders shares acquired by the Trust	46,875

Balance - December 31, 2011	1,590,625
Shares transferred to employees and consultants for services	(1,590,625)

Balance - June 30, 2014, December 31, 2013 and 2012	-

The Company has transferred shares from the Trust to various consultants for work or services performed for the Company. Shares held by the Trust are not issued and outstanding until the shares are transferred out of the Trust. For the year ended December 31, 2012, the Company recognized the fair value of the remaining Trust shares transferred as an expense with the offsetting charge to additional paid in capital for $781,846 (2011- $95,140; 2010 - $32,091). The Company did not recognize any expenses related to Trust shares for the period ended June 30, 2014 or the year ended December 31, 2013 as all shares have been issued from the Trust as of December 31, 2012.

Of the 1,590,625 shares transferred out of the Trust during the year ended December 31, 2012, 1,390,625 were transferred to directors of the Company. The related compensation expense was recorded in the consolidated statement of operations and comprehensive loss.

c)	Shares issued in private placements

On August 27, 2010, the Company issued 720,000 common shares at $0.095 (CA$0.10) per share for total proceeds of $68,414 and on September 8, 2010 the Company issued an additional 280,000 common shares at $0.096 (CA$0.10) per share for total proceeds of $26,989. Of the total proceeds of $68,414 from the August 27, 2010 issuance, $28,506 was received in 2011 and has been recorded as subscriptions receivable at December 31, 2010.

d)	Shares issued to Valent for settlement of accounts payable

During the year ended December 31, 2012, the Company issued 500,000 common shares to Valent for partial settlement of accounts payable (notes 7 and 10).

e)	Shares issued for the Reverse Acquisition

On January 25, 2013, the Company entered into and closed an Exchange Agreement with DelMar (BC) (note 4). The Reverse Acquisition resulted in the Company acquiring DelMar (BC) by issuing a sufficient number of shares such that the shareholders of DelMar (BC) owned a controlling interest in the Company subsequent to the completion of the Reverse Acquisition. At the time of the Reverse Acquisition, there were 13,070,000 common shares of DelMar (BC) and 3,250,007 shares of common stock of the Company issued and outstanding. All of the 13,070,000 shares of DelMar (BC) were acquired either directly or indirectly (through Exchangeco) by the Company resulting in DelMar (BC) becoming a wholly owned subsidiary of the Company.

As a result of the shareholders of DelMar (BC) owning a controlling interest in the Company subsequent to the Reverse Acquisition, for accounting purposes the transaction constitutes a reverse recapitalization with DelMar (BC) being the accounting acquirer even though legally the Company is the acquirer. Therefore, for accounting purposes, the Company is shown to have issued 3,250,007 common shares for the Reverse Acquisition (note 4).

f)	$0.80 Unit offering

In connection with the Reverse Acquisition, on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013, the Company entered into and closed a series of subscription agreements with accredited investors (the “Investors”), pursuant to which the Company issued an aggregate of 13,125,002 Units at a purchase price of $0.80 per Unit, for aggregate gross proceeds of $10,500,000 (the “Private Offering”). Each Unit consists of one share of common stock and one five-year warrant (the “Investor Warrants”) to purchase one share of common stock at an exercise price of $0.80. The exercise price of the Investor Warrants is subject to adjustment and the Investor Warrants are redeemable under certain circumstances (note 8).

The Company retained Charles Vista, LLC (the “Placement Agent”) as the placement agent for the Private Offering. The Company paid the Placement Agent a cash fee of $1,050,000 (equal to 10% of the gross proceeds), a non-accountable expense allowance of $315,000 (equal to 3% of the gross proceeds), and a one-year consulting fee of $60,000. In addition, the Company incurred other unit issue and closings costs of approximately $500,000 resulting in net proceeds to the Company of $8,575,000. Certain of the additional closing costs are not eligible to be treated as share issue costs and as a result they have been expensed. Net unit proceeds per the consolidated statement of cash flows include gross unit proceeds less cash share issue costs attributable to the shares only. The portion of the unit issue costs attributable to the derivative liability has been expensed.
In addition, the Company issued to the Placement Agent five-year warrants (the “Placement Agent Warrants”) to purchase 5,250,000 shares of common stock (equal to 20% of the shares of common stock (i) included as part of the Units sold in the Private Offering and (ii) issuable upon exercise of the Investor Warrants) at an exercise price of $0.80, exercisable on a cash or cashless basis. Pursuant to the cashless exercise provision in the Placement Agent Warrants, if the warrants are exercised on a cashless basis, the number of shares the Company will issue to the holder will be dependent on the closing price of the common stock for the immediately preceding 20 trading days.

The Company agreed to pay a warrant commission of 5% of the amount of funds raised by an agent upon the exercise of the Investor Warrants following such exercise.

In connection with the Private Offering, the Company entered into a registration rights agreement with the Investors, pursuant to which the Company agreed to file a registration statement (the “Registration Statement”) registering for resale all shares of common stock (a) included in the Units; and (b) issuable upon exercise of the Investor Warrants, no later than 90 days after the completion of the Private Offering (the “Filing Deadline”) and to use commercially reasonable efforts to cause the Registration Statement to become effective within 180 days of the Filing Deadline. The Company agreed to use commercially reasonably efforts to keep the Registration Statement effective while the Investor Warrants are outstanding.

Certain of the Private Offering costs were incurred by the Company prior to December 31, 2012. These costs of $90,771 were treated as issue costs during the year ended December 31, 2013.

g)	Shares issued to Valent for future royalty reduction

Simultaneous with the Reverse Acquisition, the Company issued to Valent 1,150,000 shares of common stock in exchange for Valent reducing certain future royalties under its Assignment Agreement with the Company (note 5).

h)	Shared issued for services

June 30, 2014 and June 30, 2013

Pursuant to a consulting agreement dated May 1, 2012, the Company issued 20,000 shares of common stock per month from June 1, 2012 to May 1, 2013 inclusive. Under this agreement the Company has issued a total of 100,000 shares of common stock during the six months ended June 30, 2013. The shares have been valued using the fair value of the Company shares based on the purchase price under recent shares issuance by the Company or the closing price of the common stock on the date the shares for services were issued. A total of $142,557 in expense has been recognized for these shares for the six months ended June 30, 2013.

During the six months ended June 30, 2014, the Company issued 500,000 (June 30, 2013 - 475,000) shares of common stock for services resulting in the recognition of $587,500 (June 30, 2013 - $855,000) in expense for total shares for services of $587,500 (June 30, 2013 - $997,557).

The total shares for services expense for the six month ended June 30, 2014 of $587,500 (June 30, 2013 - $997,557) in addition to the stock option expense for the period of $306,165 (June 30, 2013 - $522,930) results in a total share-based payment expense of $893,665 for the six months ended June 30, 2014 (June 30, 2013 - $1,520,487). This total expense has been recognized as to $144,587 (June 30, 2013 - $309,136) and $749,078 (June 30 2013 - $1,211,351) for research and development, and general and administrative respectively for the six months ended June 30, 2014.

December 31, 2013 and December 31, 2012

Pursuant to a consulting agreement dated May 1, 2012 noted above the Company issued 100,000 shares of common stock during the year ended December 31, 2013 (2012 - 140,000). A total of $142,557 in expense has been recognized for these shares for the year ended December 31, 2013 (2012 - $75,800).

In addition to the shares issued under the May 1, 2012 consulting agreement, during the year ended December 31, 2013, the Company issued 615,000 (2012 - nil) shares of common stock for services resulting in the recognition of $901,000 (2012 - $nil) in expense for total shares for services of $1,043,557 (2012 - $75,800).

The total shares for services expense for the year ended December 31, 2013 of $1,043,557 (2012 - $75,800) in addition to the stock option expense for the year of $1,103,209 (2012- $272,594) results in a total share-based payment expense of $2,146,766 for the year ended December 31, 2013 (2012 - $1,130,240 (includes fair value of the shares from the Trust of $781,846)). This total expense has been recognized as to $568,725 (2012 - $1,130,240) for research and development and $1,578,041 (2012 - $383,884) for general and administrative respectively for the year ended December 31, 2103.

Stock options

On February 1, 2012, the Company’s Board of Directors approved its stock option plan (the “Plan”). Under the Plan the number of common shares that will be reserved for issuance to officers, directors, employees and consultants under the Plan will not exceed 7.5% of the share capital of the Company on a fully diluted basis. The requisite service period of the options ranges from six months to three years and also has a range of six months to three years contractual term.

In the event of the sale of 66 2/3% of the equity securities of the Company where equity securities include shares, warrants, stock options, and any convertible securities of the Company, any options not yet granted under the Plan shall be deemed granted to the principle founders of the Company on a pro-rata basis in accordance with their ownership of the Company on a fully-diluted basis immediately prior to the closing of such a sale.
The following table sets forth the options outstanding under the Plan as of June 30, 2014:

	Number of stock options outstanding	Weighted average exercise price

Balance - December 31, 2011	-	-
Granted	1,020,000	0.47

Balance - December 31, 2012	1,020,000	0.47
Granted	2,340,000	1.15
Cancelled	(120,000)	0.47

Balance - December 31, 2013	3,240,000	0.96
Forfeited	(52,786)	0.47

Balance - June 30, 2014	3,187,214	0.96

The following table summarizes stock options currently outstanding and exercisable at June 30, 2014:

Exercise price $	Number Outstanding at June 30, 2014	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at June 30, 2014	Exercise price $

0.47	883,324	7.73	0.47	798,893	0.47
1.05	2,003,890	9.13	1.05	1,352,640	1.05
1.54	180,000	8.75	1.54	180,000	1.54
2.30	120,000	8.92	2.30	120,000	2.30

	3,187,214		0.96	2,451,533	0.96

Included in the number of stock options outstanding are 883,324 stock options granted at an exercise price of CA$0.50. The exercise prices shown in the above table have been converted to US$ using the period ending closing exchange rate resulting in an exercise price of $0.47. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested. The stock options have been valued using a Black-Scholes pricing model using the following assumptions:

Term - years
	June 30, 2014 $		December 31, 2013 $		December 31, 2012 $

Dividend rate		0%		0%		0%
Volatility	73% to 76%		73% to 85%			74%
Risk-free rate		1.25%		1.00%		1.25%
	0.5 to 2.5		1 to 3		2.1

The Company has recognized the following amounts as stock-based compensation expense for the periods noted:

	Six months ended June 30,		Years ended December 31,
	2014	2013	2013	2012
	$	$	$	$

Research and development	144,587	309,136	522,725	196,281
General and administrative	161,578	213,794	580,484	76,313

	306,165	522,930	1,103,209	272,594

Of the total stock option expense for the six months ended June 30, 2014 of $306,165 (June 30, 2013 - $522,930), $300,967 (June 30, 2013 - $211,673) has been recognized as additional paid in capital and $5,198 (June 30, 2013 - $311,257) has been recognized as a stock option liability. Of the total stock option expense for the year ended December 31, 2013 of $1,103,209 (2012 - $272,594) $890,648 (2012 - $272,594) has been recognized as additional paid in capital and $212,561 (2012 - $nil) has been recognized as a stock option liability.

The aggregate intrinsic value of stock options outstanding at June 30, 2014 was $372,454 (December 31, 2013 - $422,910; 2012 - $306,000) and the aggregate intrinsic value of stock options exercisable at June 30, 2o14 was $336,853 (December 31, 2013 - $341,304; 2012 - $172,650). As of June 30, 2014 there was $130,048 in unrecognized compensation expense that will be recognized over the next 2.0 years. No stock options granted under the Plan have been exercised to June 30, 2014. Upon the exercise of stock options new shares will be issued.

A summary of status of the Company’s unvested stock options as of June 30, 2014 under all plans is presented below:

	Number of options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at December 31, 2011	-	-	-
Granted	1,020,000	0.47	0.30
Vested	(575,500)	0.47	0.30

Unvested at December 31, 2012	444,500	0.47	0.30
Granted	2,340,000	1.15	0.63
Cancelled	(120,000)	0.47	0.30
Vested	(985,129)	1.05	0.58

Unvested at December 31, 2013	1,679,371	1.08	0.59

Forfeited	(52,786)	0.87	0.49
Vested	(890,904)	1.09	0.60

Unvested at June 30, 2014	735,681	0.98	0.54

The aggregate intrinsic value of unvested stock options at June 30, 2014 was $35,601 (December 31, 2013 $81,606; 2012 - $133,350). The unvested stock options have a remaining weighted average contractual term of 9.0 years.

Warrants

	Number of warrants	Amount $

Balance - December 31, 2011	-	-

Warrants issued for patents (i)	500,000	89,432
Warrants issued as unit issue costs (ii)	105,000	14,295
Warrants issued for services (iii)	345,000	49,379

Balance - December 31, 2012	950,000	153,106
Warrants issued as unit issue costs (iv)	5,250,000	6,288,594
Warrants exercised on a cashless basis (v)	(200,000)	(239,600)

Balance - December 31, 2013	6,000,000	6,202,100

Expiry of broker warrants (ii)	(5,000)	(556)
Exercise of broker warrants (ii)	(8,000)	(1,099)

Balance - June 30, 2014	5,987,000	6,200,445

i)
At December 31, 2011, the Company recognized the fair value of the 500,000 contingent Valent warrants (note 5). The contingent warrants were recognized in additional paid in capital at December 31, 2011 and have been reclassified to warrants when the warrants were issued on February 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain Units. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 broker warrants were exercised for proceeds of $3,660 (CA$4,000).

iii)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vest in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2015.

iv)
As part of the Company’s unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 9 (f)). The Placement Agent Warrants have been recognized as non-cash issue costs and the costs have been allocated to common stock and derivative liability. The portion allocated to additional paid in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.

v)	During the year ended December 31, 2013, 200,000 Placement Agent Warrants were exercised on a cashless basis for 123,810 shares of common stock.

The fair value of all of the warrants issued in 2012 and 2011 was based on the fair value of the warrants included as part of the unit issuances completed in 2011 and 2012. The fair value of the warrants issued in 2013 was determined by independent valuation as part of the valuation performed for the Company’s derivative liability (note 8).

Certain of the Company’s warrants have been recognized as a derivative liability (note 8).

The following table summarizes all of the Company’s outstanding warrants as of June 30, 2014:

18,732,485
Description	Number

CA$0.50 warrants (i)	-
Issued as broker warrants (ii)	92,000
Issued for patents (iii)	500,000
Issued for services (iv)	345,000
Investor Warrants (v)	9,195,478
Dividend warrants (vi)	3,250,007
Placement Agent (vii)	5,050,000
Issued for services (viii)	300,000

Closing balance - June 30, 2014

i)	Of the balance of 2,189,000 outstanding at December 31, 2013, 20,000 were exercised for no additional consideration and 2,169,000 expired on January 25, 2014 (note 8).

ii)
The Company has issued broker warrants as finder’s fees in relation to the issuance of certain of the CA$0.50 units issued during the years ended December 31, 2011 and 2012. All of the warrants were issued on March 1, 2012 and have an exercise price of CA$0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expired March 1, 2014. During the six months ended June 30, 2014, 8,000 warrants were exercised for proceeds of $3,660 (CA$0.50).

iii)	The Company issued 500,000 warrants to Valent (note 5). The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2017.

iv)
The Company has issued 345,000 warrants for investor relations services. The warrants were issued on February 1, 2012 and they vested in 12 equal installments over a 12-month period commencing on March 1, 2012. The warrants have an exercise price of CA$0.50 per warrant and expire February 1, 2015.

v)
The Investor Warrants were issued as part of the Company’s $0.80 unit offering. They were issued in tranches on January 25, 2013, January 31, 2013, February 8, 2013, February 21, 2013, February 28, 2013, March 1, 2013, and March 6, 2013 respectively (note 9 (f)). Of the initial number issued of 13,125,002, 277,313 have been exercised at $0.80, 3,652,211 have been exercised at $0.65 and the remaining balances of 9,195,478 were the subject of a tender offer (note 8).

vi)	The Dividend Warrants are exercisable at $1.25 per warrant until January 24, 2018.

vii)	The Placement Agent Warrants are exercisable at $0.80 per warrant until March 6, 2018 but can be exercised on a cashless basis. The Placement Agent Warrants were all issued on March 6, 2013.

viii)	The warrants are exercisable on a cashless basis at a price of $1.76 per warrant until September 12, 2018.

6	Stockholders’ equity

Preferred stock

Authorized

5,000,000 preferred shares, $0.001 par value

Issued and outstanding

Special voting shares – at March 31, 2015 and June 30, 2014 – 1

Series A shares – at March 31, 2015 – 278,530 (June 30, 2014 – none)

Effective September 30, 2014 pursuant to the Company’s Exchange Agreement with Valent (note 3), the Company filed the Series A Certificate of Designation with the Secretary of State of Nevada. Pursuant to the Series A Certificate of Designation, the Company designated 278,530 shares of preferred stock as Series A Preferred Stock. The shares of Series A Preferred Stock have a stated value of $1.00 per share (the “Stated Value”) and are not convertible into common stock. The holder of the Series A Preferred Stock will be entitled dividends at the rate of 3% of the Stated Value per year, payable quarterly in arrears. Upon any liquidation of the Company, the holder of the Series A Preferred Stock will be entitled to be paid, out of any assets of the Company available for distribution to stockholders, the Stated Value of the shares of Series A Preferred Stock held by such holder, plus any accrued but unpaid dividends thereon, prior to any payments being made with respect to the common stock.

Common stock

Authorized

200,000,000 common shares, $0.001 par value

Issued and outstanding

March 31, 2015 – 39,455,931 (June 30, 2014 – 35,992,343)

The issued and outstanding common shares at March 31, 2015 include 4,256,042 shares of common stock on an as-exchanged basis with respect to the shares of Exchangeco that can be exchanged for shares of common stock of the Company.

	Shares of common stock outstanding	Common stock	Additional paid-in capital	Warrants

Balance – June 30, 2014	35,992,343	35,992	13,286,278	6,200,445

Exercise of Investor Warrants – net of issue costs	1,986,074	1,986	1,264,191	-
Reclassification of derivative liability to equity upon exercise of warrants	-	-	391.422	-
Shares issued upon warrant exchange	945,514	946	976,951	-
Reclassification of derivative liability to equity upon amendment of warrant terms	-	-	975,278	-
Exercise of Broker Warrants for cash (a)	345,000	345	187,034	(49,379)
Shares issued for services	187,000	187	181,000	-
Expiration of Broker Warrants (b)	-	-	12,640	(12,640)
Reclassification of stock option liability upon forfeiture of stock options	-	-	38,038	-
Stock-based compensation	-	-	142,447	-

Balance – March 31, 2015	39,455,931	39,456	17,455,279	6,138,426

a)	During the nine months ended March 31, 2015, 345,000 warrants issued for certain broker services (“Broker Warrants”) were exercised for cash proceeds of $138,000.
b)	During the nine months ended March 31, 2015 92,000 Broker Warrants exercisable at a price of CDN $0.50 per warrant expired.

Stock Options

The following table sets forth the stock options outstanding:

	Number of stock options outstanding	Weighted average exercise price $

Balance – June 30, 2014	3,187,214	0.96
Granted	600,000	0.88
Cancelled	(120,000)	1.05
Forfeited	(72,214)	0.58
Balance – March 31, 2015	3,595,000	0.94

The following table summarizes stock options outstanding and exercisable at March 31, 2015:

Exercise price $	Number outstanding at March 31, 2015	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number exercisable at March 31, 2014	Exercise price $

0.39	825,000	6.87	0.39	818,833	0.39
0.74	180,000	9.84	0.74	21,778	0.74
0.80	120,000	10.0	0.80	-	0.80
1.00	300,000	4.50	1.00	50,000	1.00
1.05	1,870,000	8.37	1.05	1,554,389	1.05
1.54	180,000	8.00	1.54	180,000	1.54
2.30	120,000	8.17	2.30	120,000	2.30
	3,595,000		0.94	2,745,000	0.94

Included in the number of stock options outstanding are 825,000 stock options granted at an exercise price of CDN $0.50. The exercise prices for these stock options shown in the above table have been converted to $0.39 USD using the period ending closing exchange rate. Certain stock options have been granted to non-employees and will be revalued at each reporting date until they have fully vested. The stock options have been re-valued using a Black-Scholes pricing model using the following assumptions:

March 31, 2015

Dividend rate	0%
Volatility	68.7% to 94.5%
Risk-free rate	1.00% to 1.25%
Term - years	0.25 to 3.0

The Company has recognized the following amounts as stock-based compensation expense for the periods noted:

	Three months ended March 31,		Nine months ended March 31,
	2015	2014	2015	2014
	$	$	$	$
Research and development	26,853	171,947	39,909	385,536
General and administrative	35,995	133,127	102,262	499,817

	62,848	305,074	142,171	885,353

Of the total stock option expense of $142,171 (March 31, 2014 - $885,353) for the nine months ended March 31, 2015, $142,447 (March 31, 2014 - $954,747) has been recognized as additional paid in capital and $276 (March 31, 2014 – a reduction of $69,394) has been recognized as reduction to stock option liability. The aggregate intrinsic value of stock options outstanding at March 31, 2015 was $345,131 (March 31, 2014 - $1,008,330) and the aggregate intrinsic value of stock options exercisable at March 31, 2015 was $333,139 (March 31, 2014 - $734,111). As of March 31, 2015 there was $127,200 in unrecognized compensation expense that will be recognized over the next three years. No stock options granted under the Plan have been exercised to March 31, 2015. Upon the exercise of stock options new shares will be issued.

A summary of the status of the Company’s unvested stock options under all plans is presented below:

	Number of Options	Weighted average exercise price $	Weighted average grant date fair value $

Unvested at June 30, 2014	735,681	0.98	0.54
Granted	600,000	0.88	0.32
Vested	(293,467)	0.97	0.48
Cancelled	(120,000)	1.05	0.57
Forfeited	(72,214)	0.52	0.36

Unvested at March 31, 2015	850,000	0.94	0.42

Certain of the Company’s warrants have been recognized as a derivative liability (note 5). The following table summarizes all of the Company’s outstanding warrants as of March 31, 2015:

Description	Number

Balance – June 30, 2014	18,732,485
Broker Warrants (i)	(92,000)
Broker Warrants (ii)	(345,000)
Investor Warrants exercised (iii)	(1,986,074)
Investor Warrants exchanged (iv)	(2,836,541)

Balance - March 31, 2015	13,472,870

i)	During the nine months ended March 31, 2015, 92,000 Broker Warrants expired.
ii)	During the nine months ended March 31, 2015, 345,000 Broker Warrants were exercised for cash.
iii)	During the nine months ended March 31, 2015, 1,986,074 Investor Warrants were exercised for 1,986,074 shares of common stock (note 5).
iv)	During the nine months ended March 31, 2015, 2,836,541 Investor Warrants were exchanged for 945,514 shares of common stock (note 5).